TABLE OF CONTENTS

President's Letter..................................................... 1
PRINCIPAL PROTECTION FUNDS:
Investment Review...................................................... 3
Portfolios of Investments:
 Aetna Principal Protection Fund I.....................................10
 Aetna Principal Protection Fund II....................................16
 Aetna Principal Protection Fund III...................................22
Statements of Assets and Liabilities...................................23
Statements of Operations...............................................24
Statements of Changes in Net Assets....................................25
Notes to Financial Statements..........................................28
Financial Highlights...................................................32

                               PRESIDENT'S LETTER

Dear Fellow Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With nearly 9,000 mutual funds available in today's market, we appreciate your confidence in us.

A brief review of the economy over the past six months lends some interesting insights into the performance of financial markets. The U.S. economy grew at an astonishing annualized rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. The pace of this wealth-induced growth, combined with other inflation concerns, has led the Federal Reserve to raise the Federal Funds rate by 0.75% since November to its current 6.00%, and the end is not yet in sight. Still, consumers remained confident about the economy, and economic statistics continued to show strength.

Equity markets experienced significant volatility but ended positively despite rising interest rates. Often extreme, this volatility plagued all facets of the stock market during the first four months of 2000, but was most noticeable in the technology sector. Domestic bonds produced positive returns despite interest rate increases by the Federal Reserve, and short-term interest rates moved higher than long-term interest rates.

The Fund and its advisor, Aeltus Investment Management, Inc., strive to continuously improve its products and services. Here are some highlights of our recent efforts:

  o AETNA PRINCIPAL PROTECTION FUND II enjoyed a successful offering, as investors committed nearly $130 million to the fund; AETNA PRINCIPAL PROTECTION FUND III is in its offering period until May 30, 2000. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

  o On December 22, 1999, Aeltus announced the acquisition of a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), headquartered in San Francisco. EAM is known as a skilled manager of specialized growth and technology funds.

  o AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, this fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the technology sector.

  o Your Board of Directors considered and agreed to submit to you a proposal (proxy) to LIQUIDATE FOUR FUNDS: Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund. Proxy materials will be mailed to those of you in these funds on or about May 30, 2000, with a proposed liquidation date on or before September 1, 2000.

  o On March 31, five of our funds were recognized by Morningstar, Inc. with four and five star ratings.

This is merely a sample of some of the ways we have set out to fulfill our commitment to bringing you our best in products and services. Again, we very much appreciate and value your continued confidence in our funds and in Aeltus.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

                                               Aetna Principal Protection Fund I
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]


                    Aetna Principal         Lehman Brothers
                     Protection I              Aggregate             S&P 500
                      (Class A)                Bond Index             Index
10/7/1999                10,000                  10,000               10,000
10/99                    10,139                  10,094               10,288
                         10,362                  10,012               10,557
04/00                    10,482                  10,238               11,027

[END PLOT POINTS]

                                              Aetna Principal Protection Fund II
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]

                    Aetna Principal         Lehman Brothers
                     Protection II             Aggregate             S&P 500
                       (Class A)              Bond Index              Index
12/21/1999               10,000                  10,000                10,000
                          9,760                   9,970                 9,843
04/00                     9,850                  10,194                10,283

[END PLOT POINTS]


     Average Annual Total Returns
 for the period ended April 30, 2000*
-----------------------------------------
              Principal     Principal
             Protection    Protection
                Fund I       Fund II
-----------------------------------------
              Inception     Inception
-----------------------------------------
Class A:

 POP (1)        -0.16%        -6.16%
 NAV (2)         4.82%        -1.50%
-----------------------------------------
Class B:

 w/CDSC (3)     -0.70%        -6.67%
 NAV             4.30%        -1.78%
-----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                      See Definition of Terms. 3

                     AETNA PRINCIPAL PROTECTION FUND I & II

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

Aetna Principal Protection Fund I (PPF I) Class A shares generated a 3.38% total return, net of fund expenses, for the six month period ended April 30, 2000. Aetna Principal Protection Fund II (PPF II) Class A shares generated a -1.50% total return, net of fund expenses, for the period from December 21, 1999 to April 30, 2000. The benchmarks, Standard & Poor's (S&P) 500 Index(a) and Lehman Brothers Aggregate Bond Index(b), returned 7.20% and 1.42%, respectively, for the six month period, and returned 2.83% and 1.94%, respectively, for the period from December 21, 1999 to April 30, 2000.

Currently closed to new deposits, the Funds invest primarily in common stocks and bonds in varying proportions in response to market fluctuations. The allocation, based on net assets as of April 30, 2000, was 80% equities and 20% fixed income for PPF I and 67% equities and 33% fixed income for PPF II. This strategy is complemented by a guarantee provided by MBIA Insurance Corporation that the market value of an investor's assets will not be less than their market value on the last day of each Fund's Offering Period if the assets are held to each Fund's maturity.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

The economy expanded at a 7.3% annual pace in the fourth quarter of 1999 and continued to grow at a healthy pace of 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. This wealth-induced growth, combined with inflation concerns (increased labor costs, high oil prices, continued tight labor markets, and strong National Association of Purchasing Management prices paid index results) has led to a gradual tightening strategy by the Federal Open Market Committee. Since November, the Federal Funds rate was increased 75 basis points to 6.00%, and the end of the tightening is not yet in sight. (One basis point is equal to one hundredth of a percent, or 0.01%.) Despite the three rate hikes by the Federal Reserve (the Fed), consumers continued to be confident about the economy and economic statistics continued to show strength.

Over the past six months, equity markets experienced significant volatility but ended up advancing despite the rise in interest rates. Equity performance, as measured by the by the S&P 500 Index, returned 7.20% for the period. After strong performance during the last two months of 1999, volatility plagued the S&P 500 Index during the first four months of 2000. The S&P 500 Index ended the four month period by returning -0.78%. Despite the volatility, year-to-date sales of mutual funds remained strong. During the first three months of the new year, Financial Research Corporation estimated that mutual funds received inflows of $68.1 billion, compared to $50.9 billion for the same period a year ago.

The domestic bond market, as measured by the Lehman Brothers Aggregate Bond Index, produced a total return of 1.42% during the six month period, despite the Fed's rate increases. The big story in Treasuries was not the change in yield levels as much as the violent change in the shape of the yield curve, from a positively sloped curve to an inverted one. (An inverted yield curve occurs when short-term interest rates are higher than long-term interest rates.) While 30-year bond yields declined 20 basis points, two-year bond yields increased 89 basis points. This inversion is due not only to the lower supply of Treasuries in the long end (much of the Treasuries buyback program will be concentrated in the long end), but also reflects a Treasury market that expects the Fed to continue raising the Fed Funds rate in order to slow the economy.

There was little good news in spread products as swap spreads widened due to a myriad of factors. The reduction in government debt, high levels of private debt, increased volatility, the resurgence of leveraged buyout risk and talk of loss of government support for government sponsored agencies, all contributed to drive spreads throughout the bond markets to levels not seen in ten years.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST SIX MONTHS?

The Funds' overall performance is influenced by the contribution of the underlying equity and fixed income components in addition to market volatility.

4 See Definition of Terms.

The equity component of PPF I outperformed the S&P 500 Index during the period, however, since inception PPF II underperformed the S&P 500 Index. The quantitative model used to manage these Funds provided good discrimination between those stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst earnings estimates and price momentum were particularly effective. The model's P/E factor, like other value factors, performed poorly during the time period. The average return of the 10% of stocks in the S&P 500 Index with the lowest P/E was lower than the average return of the 10% of stocks with the highest P/E by 40%. (The Price/Earnings multiple, or P/E, is calculated by dividing the price of one share by the earnings per share generated by the firm. A measure of the attractiveness of a particular security, the P/E ratio gives investors an idea of how much they are paying for earning power.)

The Funds benefited from the large number of well-ranked stocks in the technology sector such as Cisco, Texas Instruments and Yahoo. (Technology had the highest absolute return during the period.) Conversely, there were very few well-ranked stocks in the consumer non-durables sector. Our resulting underweight in that sector added to performance as consumer non-durables had the lowest absolute returns during the period. The Funds were hurt by poor model security selection in the consumer services sector due to an underweight in Disney.

The fixed income component, our overweight position in Treasuries and agencies underperformed the Lehman Brothers Aggregate Bond Index due to a widening in spread products and increases in the Federal Funds rate which impacted the short end of the yield curve.

At the overall Fund level, volatility in both equity and fixed income markets hurt performance. The daily asset mix of the Funds is driven by a complex model that works best in periods of low volatility. The model performs less well in markets with rapid price increases and declines. Such volatility causes us to sell equities when the market dips and buy into rising markets. Recent market movements have caused an inordinate number of these allocation trades to occur, thereby negatively impacting performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The impact of the five Fed interest rate hikes since June 1999 and the prospect of additional Fed intervention could weigh heavily on the equity markets over the next few months. As investors, we are faced with these questions: When will the economy begin to slow, and what will be the impact on the equity markets? If the Fed has done its job correctly, the slowdown should be modest. Under these conditions, equity markets could continue to show strength, but perhaps at a slower pace and with a broader participation in the number of stocks than prior years. Many of the factors that have positively influenced the economy and the equity market are still intact. Those factors include low inflation, productivity improvements, technological advances, and global economic strength. This strong foundation should continue to have a positive effect on the direction of the stock market. On the bond side, we expect the yield curve to remain inverted until it appears likely the Fed is nearing its goal.

Going forward, the biggest risk to this strategy is continued extreme volatility in the equity markets (specifically, the S&P 500 Index) which tends to increase the number of trades into and out of holdings and erode performance.

                                                      See Definition of Terms. 5

PRINCIPAL PROTECTION FUND I:

--------------------------------------------------------------------
ASSET ALLOCATION:         % OF                           ECONOMIC
                        NET ASSETS    NOTIONAL VALUE*    EXPOSURE*
ASSET CLASS              04/30/00       OF FUTURES       04/30/00
--------------------------------------------------------------------
Large Cap Stocks            72%            5%              77%
Mid Cap Stocks               1%           --                1%
International Stocks         2%           --                2%
Fixed Income                19%           --               19%
Cash Equivalents             6%           (5)%              1%
                        --------------------------------------------
                           100%           --              100%
                        ============================================


----------------------------------------------------------------------
                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
----------------------------------------------------------------------
Basic Materials                   2.5%        2.3%         0.2%
Commercial Services               0.9%        1.2%       (0.3)%
Consumer Discretionary            9.4%       11.1%       (1.7)%
Consumer Non-Discretionary        3.8%        5.2%       (1.4)%
Energy                            7.7%        6.1%         1.6%
Finance                          11.7%       12.8%       (1.1)%
Healthcare                        8.4%       10.4%       (2.0)%
Manufacturing                    10.0%       10.0%         --
Technology                       37.3%       31.9%         5.4%
Utilities                         8.3%        9.0%       (0.7)%

------------------------------------------------
                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
------------------------------------------------
Intel Corp.                               3.8%
Cisco Systems, Inc.                       3.7%
General Electric Co.                      3.1%
Microsoft Corp.                           2.6%
Exxon Mobil Corp.                         2.4%
Oracle Corp.                              2.0%
Citigroup Inc.                            1.5%
Wal-Mart Stores, Inc.                     1.5%
Hewlett Packard Co.                       1.2%
International Business Machines Corp.     1.2%

6 See Definition of Terms.

PRINCIPAL PROTECTION FUND II:

---------------------------------------------------------------------
                           % OF                         ECONOMIC
ASSET ALLOCATION:       NET ASSETS   NOTIONAL VALUE*    EXPOSURE*
ASSET CLASS              04/30/00      OF FUTURES       04/30/00
---------------------------------------------------------------------
Large Cap Stocks            60%            4%             64%
Mid Cap Stocks               1%           --               1%
International Stocks         2%           --               2%
Fixed Income                32%           --              32%
Cash Equivalents             5%          (4)%              1%
                        --------------------------------------------
                           100%           --             100%
                        ============================================


--------------------------------------------------------------------
                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
--------------------------------------------------------------------
Basic Materials                     2.7%        2.3%         0.4%
Commercial Services                 1.0%        1.2%       (0.2)%
Consumer Discretionary              9.2%       11.1%       (1.9)%
Consumer Non-Discretionary          3.9%        5.2%       (1.3)%
Energy                              7.7%        6.1%         1.6%
Finance                            11.8%       12.8%       (1.0)%
Healthcare                          8.3%       10.4%       (2.1)%
Manufacturing                      10.0%       10.0%          --
Technology                         37.1%       31.9%         5.2%
Utilities                           8.3%        9.0%       (0.7)%

-------------------------------------------------
                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
-------------------------------------------------
Intel Corp.                               3.1%
Cisco Systems, Inc.                       3.0%
General Electric Co.                      2.5%
Microsoft Corp.                           2.2%
Exxon Mobil Corp.                         2.0%
Oracle Corp.                              1.7%
Citigroup Inc.                            1.3%
Wal-Mart Stores, Inc.                     1.2%
Hewlett Packard Co.                       1.0%
International Business Machines Corp.     1.0%

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Fund's exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of each Fund is subject to change.
                                                      See Definition of Terms. 7

                      AETNA PRINCIPAL PROTECTION FUND III

ACCUMULATION PERIOD

Aetna Principal Protection Fund III Class A and Class B is being offered from March 1, 2000 through May 31, 2000 as a funding option issued by Aetna Series Fund, Inc. Fund assets will be invested entirely in money market instruments prior to May 31, 2000. After that date, the Fund will allocate its investments between equities and fixed income securities in proportions that are intended to help the Fund attain its investment objective.

8 See Definition of Terms.

--------------------
DEFINITION OF TERMS
--------------------

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

The unmanaged indices described above are not available for individual investment.

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
PRINCIPAL PROTECTION FUND I
--------------------------------------------------------------------------------

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
COMMON STOCKS (75.5%)
AIR TRANSPORT (0.2%)
AMR Corp. + ..........................           800          $   27,250
Delta Air Lines, Inc. ................         1,100              58,025
FedEx Corporation + ..................         2,300              86,681
Southwest Airlines Co. ...............         4,300              93,257
                                                           ---------------
                                                                 265,213
                                                           ---------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ..................         2,600              85,150
Alcoa Inc. ...........................         3,100             201,113
Reynolds Metals Co. ..................           900              59,850
                                                           ---------------
                                                                 346,113
                                                           ---------------
AUTO PARTS AND HARDWARE (0.1%)
Black & Decker Corp. .................         1,000              42,063
Briggs & Stratton Corp. ..............           200               7,675
Cooper Tire & Rubber Co. .............           300               4,050
Genuine Parts Co. ....................         1,300              34,125
Snap-On, Inc. ........................           700              18,506
Stanley Works (The) ..................           800              23,600
                                                           ---------------
                                                                 130,019
                                                           ---------------
AUTOMOTIVE (1.2%)
Dana Corp. ...........................         1,900              57,713
Delphi Automotive Systems Corp. ......         7,700             147,263
Eaton Corp. ..........................           700              58,800
Ford Motor Co. .......................        11,800             645,312
General Motors Corp. + ...............         9,500             889,437
Harley-Davidson, Inc. ................         2,500              99,531
Johnson Controls, Inc. ...............           900              56,981
TRW, Inc. ............................         1,200              70,200
                                                           ---------------
                                                               2,025,237
                                                           ---------------
BANKS AND THRIFTS (2.6%)
Bank of America Corp. ................         7,800             382,200
Bank of New York Co., Inc. ...........         6,700             275,119
Bank One Corp. .......................           100               3,050
BB&T Corp. ...........................         1,500              39,938
Chase Manhattan Corp. ................         8,000             576,500
Comerica, Inc. .......................         1,600              67,800
Fifth Third Bancorp ..................         2,600             164,125
First Union Corp. ....................         8,800             280,500
Firstar Corp. ........................         4,100             101,987
Fleet Boston Financial Corp. .........         8,800             311,850
Golden West Financial Corp. ..........         1,600              54,600
Huntington Bancshares Inc. ...........         1,200              21,900
J.P. Morgan & Co. ....................         2,300             295,262
Mellon Financial Corp. ...............         4,600             147,775
Northern Trust Corp. .................         2,200             141,075
Old Kent Financial Corp. .............           800              24,100
PNC Bank Corp. .......................         2,400             104,700
Regions Financial Corp. ..............           200               4,088
SouthTrust Corp. .....................           800              19,100
State Street Corp. ...................         1,600             155,000

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
BANKS AND THRIFTS (CONTINUED)
Summit Bancorp .......................         1,600          $   40,600
Suntrust Banks, Inc. .................         2,700             137,025
Synovus Financial Corp. ..............         2,600              48,263
U.S. Bancorp .........................         3,500              71,094
Union Planters Co. ...................           900              25,481
Wachovia Corp. .......................         1,700             106,569
Washington Mutual, Inc. ..............           100               2,556
Wells Fargo & Co. ....................        16,200             665,212
                                                           ---------------
                                                               4,267,469
                                                           ---------------
BIOTECH AND MEDICAL PRODUCTS (1.0%)
Alza Corp. + .........................         1,100              48,469
Amgen, Inc. + ........................         9,300             520,800
Bard (C.R.) Inc. .....................           700              30,494
Bausch & Lomb, Inc. ..................           800              48,300
Becton, Dickinson & Co. ..............         2,200              56,375
Biogen, Inc. + .......................         1,400              82,337
Biomet, Inc. .........................         1,000              35,688
Boston Scientific Corp. + ............           100               2,650
Guidant Corp. + ......................         2,700             154,912
Mallinckrodt Inc. ....................           600              16,125
Medtronic, Inc. + ....................        11,600             602,475
Saint Jude Medical, Inc. + ...........           300               9,356
Watson Pharmaceuticals, Inc. + .......         1,100              49,431
                                                           ---------------
                                                               1,657,412
                                                           ---------------
CHEMICALS (0.6%)
Dow Chemical Co. .....................         2,200             248,600
Du Pont (E.I.) de Nemours ............         9,500             450,656
Eastman Chemical Co. .................         1,000              52,313
Rohm & Haas Co. ......................         2,200              78,375
Union Carbide Corp. ..................         1,400              82,600
                                                           ---------------
                                                                 912,544
                                                           ---------------
COMMERCIAL SERVICES (0.3%)
Deluxe Corp. .........................           600              15,113
Interpublic Group of Co., Inc. (The) .         3,000             123,000
Omnicom Group, Inc. ..................         1,900             173,019
Paychex, Inc. ........................         2,500             131,562
RR Donnelley & Sons Co. ..............         1,300              27,625
Sabre Holdings Corporation ...........         1,373              47,969
Young And Rubicam, Inc. + ............           900              50,119
                                                           ---------------
                                                                 568,407
                                                           ---------------
COMPUTERS (4.9%)
Apple Computer, Inc. + ...............         2,100             260,531
Cabletron Systems,  Inc. + ...........         2,100              48,038
Compaq Computer Corp. ................        15,300             447,525
Dell Computer Corp. + ................        24,900           1,248,112
Gateway, Inc. + ......................         2,600             143,650
Hewlett Packard Co. ..................        14,600           1,971,000
International Business Machines Corp.         17,600           1,964,600
NCR Corp. + ..........................         1,000              38,625
Sun Microsystems, Inc. + .............        20,100           1,847,944

10 See Notes to Portfolio of Investments

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
COMPUTERS (CONTINUED)
Unisys Corp. + .......................         3,300          $   76,519
                                                           ---------------
                                                               8,046,544
                                                           ---------------
CONGLOMERATE AND AEROSPACE (3.7%)
Boeing Co. ...........................         8,000             317,500
Crane Co. ............................           700              18,813
General Dynamics Corp. ...............         2,000             117,000
General Electric Co. .................        32,000           5,032,000
Goodrich (B.F.) Co. ..................           400              12,750
Loews Corp. ..........................           500              27,562
National Service Industries, Inc. ....           400               8,600
Northrop Grumman Corp. ...............         1,000              70,875
Perkin-Elmer Inc. + ..................           600              32,850
Textron, Inc. ........................         1,600              99,100
United Technologies Corp. ............         4,600             286,062
                                                           ---------------
                                                               6,023,112
                                                           ---------------
CONSUMER FINANCE (0.9%)
Capital One Financial Corp. ..........         2,000              87,500
Countrywide Credit Industries, Inc. ..           100               2,762
Federal National Mortgage Association         10,000             603,125
Freddie Mac Corp. ....................         6,700             307,781
Household International, Inc. ........         4,700             196,225
MBNA Corp. ...........................         6,700             177,969
Ryder System, Inc. ...................           700              15,531
SLM Holding Corp. ....................         1,500              46,969
                                                           ---------------
                                                               1,437,862
                                                           ---------------
CONSUMER PRODUCTS (0.8%)
Alberto-Culver Co. ...................           500              11,813
Avon Products, Inc. ..................         2,500             103,750
Clorox Co. ...........................         1,000              36,750
Colgate-Palmolive Co. ................         5,600             319,900
Gillette Co. .........................         4,500             166,500
International Flavors & Fragrances,
 Inc..................................         1,000              34,437
Kimberly-Clark Corp. .................         5,400             313,537
Procter & Gamble Co. .................         6,000             357,750
                                                           ---------------
                                                               1,344,437
                                                           ---------------
CONSUMER SERVICES (0.4%)
Cendant Corp. + ......................         7,300             112,694
Darden Restaurants, Inc. .............         1,400              25,813
H&R Block, Inc. ......................           900              37,631
Harrah's Entertainment, Inc. + .......         1,400              28,788
Marriott International, Inc. .........         2,500              80,000
McDonald's Corp. .....................         5,600             213,500
Mirage Resorts, Inc. + ...............         1,700              34,637
Tricon Global Restaurants, Inc. + ....           800              27,300
Wendy's International, Inc. ..........         1,300              29,087
                                                           ---------------
                                                                 589,450
                                                           ---------------
CONSUMER SPECIALTIES (0.0%)
Brunswick Corp. ......................           900              17,269
Hasbro, Inc. .........................         2,000              31,875
Jostens, Inc. ........................           300               7,406


                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
CONSUMER SPECIALTIES (CONTINUED)
Mattel, Inc. .........................           100           $   1,225
                                                           ---------------
                                                                  57,775
                                                           ---------------
DATA AND IMAGING SERVICES (12.1%)
Adobe Systems, Inc. ..................         1,500             181,406
America Online, Inc. + ...............        22,300           1,333,819
Autodesk, Inc. .......................           800              30,700
Automatic Data Processing, Inc. ......         6,100             328,256
BMC Software, Inc. + .................         2,600             121,713
Cisco Systems, Inc. + ................        86,600           6,003,816
Citrix Systems, Inc. + ...............         1,900             116,019
Computer Associates International,
 Inc..................................         8,100             452,081
Computer Sciences Corp. + ............         1,600             130,500
Compuware Corp. + ....................         4,000              50,250
Eastman Kodak Co. ....................         2,700             151,031
Electronic Data Systems Corp. ........         4,600             316,250
EMC Corp. + ..........................         9,900           1,375,481
First Data Corp. .....................         3,400             165,537
Microsoft Corp. + ....................        61,300           4,275,675
Network Appliance, Inc. + ............         3,900             288,356
Novell, Inc. + .......................         2,500              49,063
Oracle Corp. + .......................        41,400           3,309,412
Parametric Technology Co. + ..........         3,300              26,916
Peoplesoft, Inc. + ...................         2,400              33,450
Seagate Technology, Inc. + ...........         1,900              96,544
VERITAS Software Corp. + .............         3,600             386,156
Yahoo! Inc. + ........................         5,100             664,275
                                                           ---------------
                                                              19,886,706
                                                           ---------------
DISCRETIONARY RETAIL (4.1%)
AutoZone, Inc. + .....................         1,600              36,700
Bed Bath & Beyond, Inc. + ............         1,500              55,031
Best Buy Co., Inc. + .................         2,200             177,650
Circuit City Stores, Inc. ............         2,800             164,675
Costco Wholesale Corp. + .............         3,800             205,438
Dollar General Corp. .................         1,500              34,313
Federated Department Stores, Inc. + ..         2,800              95,200
Gap, Inc. ............................        10,100             371,175
Home Depot, Inc. .....................        33,700           1,889,306
J.C. Penney Co., Inc. ................           100               1,381
Kmart Corp. + ........................         5,900              47,938
Kohl's Corp. + .......................         2,800             134,400
Lowe's Co., Inc. .....................         3,200             158,400
May Department Stores Co. ............         3,400              93,500
Nordstrom, Inc. ......................           800              22,250
Sears, Roebuck & Co. .................         5,200             190,450
Staples, Inc. + ......................         2,100              40,031
Tandy Corp. ..........................         2,100             119,700
Target Corporation ...................         4,000             266,250
The Limited, Inc. ....................         2,300             103,931
TJX Companies, Inc. ..................         2,900              55,644
Toys "R" Us, Inc. + ..................           100               1,525

                                        See Notes to Portfolio of Investments 11

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
DISCRETIONARY RETAIL (CONTINUED)
Wal-Mart Stores, Inc. ................        43,500          $2,408,812
                                                           ---------------
                                                               6,673,700
                                                           ---------------
DIVERSIFIED FINANCIAL SERVICES (2.0%)
American Express Co. .................         4,300             645,269
Citigroup Inc. .......................        42,800           2,543,925
Providian Financial Corp. ............         1,200             105,675
                                                           ---------------
                                                               3,294,869
                                                           ---------------
DRUGS (5.3%)
Abbott Laboratories ..................        15,100             580,406
Allergan, Inc. .......................         1,500              88,313
American Home Products Corp. .........         5,900             331,506
Baxter International, Inc. ...........         2,400             156,300
Bristol-Myers Squibb Co. .............        19,300           1,012,044
Eli Lilly & Co. ......................         5,300             409,756
Johnson & Johnson ....................         6,800             561,000
Merck & Co., Inc. ....................        22,800           1,584,600
Pfizer, Inc. .........................        37,800           1,592,325
Pharmacia Corporation ................        12,207             609,587
Schering Plough ......................        14,400             580,500
Warner Lambert Co. ...................        10,900           1,240,556
                                                           ---------------
                                                               8,746,893
                                                           ---------------
ELECTRIC UTILITIES (1.3%)
AES Corp. + ..........................         1,700             152,894
Ameren Corp. .........................         1,200              44,025
American Electric Power Co. ..........         2,300              84,237
Carolina Power & Light Co. ...........         1,700              62,156
Central & South West Corp. ...........         2,100              45,544
Cinergy Corp. ........................         1,900              50,825
Consolidated Edison, Inc. ............         2,300              80,931
Constellation Energy Group ...........         1,200              39,675
Dominion Resources, Inc. .............         2,489             112,005
DTE Energy Co. .......................         1,300              42,412
Duke Energy Corp. ....................         3,000             172,500
Edison International Inc. ............         3,800              72,437
Entergy Corp. ........................         2,400              61,050
FirstEnergy Corp. ....................         2,400              61,050
Florida Progress Corp. ...............         1,600              78,400
FPL Group, Inc. ......................         1,700              76,819
GPU, Inc. ............................         1,400              39,288
New Century Energies, Inc. ...........         1,400              45,675
Northern States Power Co. ............         1,900              41,444
Peco Energy Co. ......................         1,900              79,206
PG&E Corp. ...........................         5,100             132,281
Pinnacle West Capital Corp. ..........         1,000              35,125
PPL Corporation ......................         1,300              31,038
Public Service Enterprise Group, Inc.          2,300              82,512
Reliant Energy Inc. ..................         2,800              74,550
Southern Co. .........................         5,700             142,144
Texas Utilities Co. ..................         2,900              97,694
Unicom Corp. .........................         2,200              87,450
                                                           ---------------
                                                               2,125,367
                                                           ---------------


                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.3%)
Lexmark International Group, Inc. + ..         1,100          $  129,800
PE Corp-PE Biosystems Group ..........         1,800             108,000
Pitney Bowes, Inc. ...................         2,600             106,275
Rockwell International Corp. .........         1,700              66,938
Tektronix, Inc. ......................           400              23,150
Xerox Corp. ..........................         3,100              81,956
                                                           ---------------
                                                                 516,119
                                                           ---------------
ELECTRONIC MEDIA (1.2%)
CBS Corp. + ..........................            67               3,936
Comcast Corp. + ......................         3,900             156,244
Mediaone Group, Inc. + ...............         2,600             196,625
Time Warner, Inc. ....................         6,300             566,606
Viacom, Inc. + .......................         3,000             163,125
Walt Disney Co. (The) + ..............        20,100             870,581
                                                           ---------------
                                                               1,957,117
                                                           ---------------
FOOD AND BEVERAGE (1.7%)
Anheuser-Busch Co., Inc. .............         4,600             324,587
Archer-Daniels-Midland Co. ...........         6,000              59,625
Bestfoods ............................         2,900             145,725
Brown-Forman Corp. + .................           500              27,281
Coca-Cola Co. ........................        12,000             564,750
Coca-Cola Enterprises, Inc. ..........         4,300              91,644
Conagra, Inc. ........................         4,800              90,600
Coors (Adolph) Co. ...................           400              20,400
Fortune Brands, Inc. .................         1,000              25,000
General Mills, Inc. ..................         3,000             109,125
Heinz (H.J.) Co. .....................         3,500             119,000
Hershey Foods Corp. ..................         1,500              68,063
Kellogg Co. ..........................         3,200              78,200
PepsiCo, Inc. ........................        13,300             487,944
Quaker Oats Co. ......................         1,400              91,262
Ralston-Ralston Purina Group .........         1,400              24,763
Sara Lee Corp. .......................         8,000             120,000
Seagram Co. Ltd. .....................         2,200             118,800
Unilever NV ..........................         5,200             236,925
Wrigley (Wm.) Jr. Co. + ..............         1,000              72,375
                                                           ---------------
                                                               2,876,069
                                                           ---------------
FOOD AND DRUG RETAIL (0.6%)
Albertson's, Inc. ....................         2,100              68,381
CVS Corp. ............................         3,600             156,600
Great Atlantic & Pacific Tea Co., Inc.           300               5,494
Kroger Co. (The) + ...................         4,400              81,675
Longs Drug Stores, Inc. ..............           300               6,975
Safeway, Inc. + ......................         4,300             189,737
SUPERVALU, Inc. ......................         1,300              26,894
Sysco Corp. ..........................         3,300             124,163
Walgreen Co. .........................         9,300             261,562
                                                           ---------------
                                                                 921,481
                                                           ---------------
FOREST PRODUCTS AND BUILDING MATERIALS (0.5%)
Ball Corp. ...........................           300               9,450
Bemis Co., Inc. ......................           700              25,769

12 See Notes to Portfolio of Investments

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Boise Cascade Corp. ..................           500            $ 16,281
Champion International Corp. .........         1,200              78,900
Fort James Corp. .....................         1,100              26,331
Georgia-Pacific Corp. ................         1,900              69,825
International Paper Co. ..............         3,400             124,950
Louisiana-Pacific Corp. ..............         1,400              18,725
Masco Corp. ..........................         3,700              83,019
Mead Corp. ...........................         1,100              38,294
Owens Corning ........................           700              12,731
Owens-Illinois, Inc. + ...............           800              10,800
Pactiv Corp. + .......................         2,000              16,375
Potlatch Corp. .......................           300              11,831
Sealed Air Corp. + ...................           800              44,500
Temple-Inland Inc. ...................           500              25,063
Vulcan Materials Co. .................           900              39,431
Westvaco Corp. .......................           900              27,787
Weyerhaeuser Co. .....................         1,900             101,531
Willamette Industries, Inc. ..........         1,300              49,644
                                                           ---------------
                                                                 831,237
                                                           ---------------
GAS UTILITIES (0.6%)
Coastal Corp. (The) ..................         2,200             110,412
Columbia Energy Group ................           800              50,200
Eastern Enterprises ..................           200              12,175
El Paso Energy Corp. .................         1,900              80,750
Enron Corp. ..........................         6,500             452,969
NICOR, Inc. ..........................           500              16,937
ONEOK, Inc. ..........................           300               7,575
People's Energy Corp. ................           200               6,213
Sempra Energy ........................         2,400              44,550
Williams Co., Inc. (The) .............         3,700             138,056
                                                           ---------------
                                                                 919,837
                                                           ---------------
HEALTH SERVICES (0.4%)
Cardinal Health, Inc. ................         2,300             126,644
Columbia/HCA Healthcare Corp. ........         5,800             164,937
IMS Health, Inc. .....................         3,200              54,600
Shared Medical Systems Corp. .........           200               8,288
Tenet Healthcare Corp. + .............         2,900              73,950
UnitedHealth Group Incorporated ......         1,800             120,037
Wellpoint Health Networks, Inc. + ....           700              51,625
                                                           ---------------
                                                                 600,081
                                                           ---------------
HEAVY MACHINERY (0.2%)
Caterpillar, Inc. ....................         2,000              78,875
Cummins Engine Co., Inc. .............           500              17,781
Deere & Co. ..........................         2,400              96,900
NACCO Industries, Inc. ...............           100               4,488
Navistar International Corp. + .......           700              24,500
PACCAR, Inc. .........................           800              38,050
                                                           ---------------
                                                                 260,594
                                                           ---------------
HOUSING AND FURNISHINGS (0.1%)
Centex Corp. .........................           900              21,712


                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
HOUSING AND FURNISHINGS (CONTINUED)
Kaufman & Broad Home Corp. ...........           300          $    5,775
Leggett & Platt, Inc. ................         2,200              47,025
Newell Rubbermaid Inc. ...............           100               2,519
Pulte Corp. ..........................           400               8,600
Tupperware Corp. .....................           500               9,438
Whirlpool Corp. ......................           800              52,100
                                                           ---------------
                                                                 147,169
                                                           ---------------
INDUSTRIAL SERVICES (0.0%)
Fluor Corp. ..........................           800              26,850
                                                           ---------------
INSURANCE (1.8%)
AFLAC, Inc. ..........................         2,300             112,269
Allstate Corp. (The) .................         3,700              87,412
American General Corp. ...............         2,500             140,000
American International Group, Inc. ...        15,100           1,656,281
Aon Corp. ............................         1,100              29,769
Chubb Corp. ..........................         1,800             114,525
CIGNA Corp. ..........................         2,200             175,450
Cincinnati Financial Corp. ...........         1,700              68,531
Conseco, Inc. ........................           700               3,806
Hartford Financial Services Group,
 Inc..................................         1,400              73,063
Jefferson-Pilot Corp. ................         1,100              73,219
Lincoln National Corp. ...............         2,100              73,106
Marsh & McLennan Co., Inc. ...........         2,500             246,406
MBIA, Inc. ...........................           600              29,663
MGIC Investment Corp. ................         1,500              71,719
Progressive Corp. ....................           100               6,544
St. Paul Co., Inc. ...................         1,400              49,875
Torchmark Corp. ......................         1,300              32,581
UnumProvident Corp. ..................           100               1,700
                                                           ---------------
                                                               3,045,919
                                                           ---------------
INVESTMENT SERVICES (1.5%)
Bear Stearns Co., Inc. (The) .........         1,705              73,102
Charles Schwab Corp. .................         7,500             333,750
Franklin Resources, Inc. .............         2,600              83,850
Lehman Brothers Holdings Inc. ........         1,600             131,300
Merrill Lynch & Co., Inc. ............         4,400             448,525
Morgan Stanley Dean Witter & Co. .....        16,800           1,289,400
Paine Webber Group Inc. ..............         2,000              87,750
T. Rowe Price & Associates ...........         1,100              41,937
                                                           ---------------
                                                               2,489,614
                                                           ---------------
MAJOR TELECOMMUNICATIONS (5.0%)
ALLTEL Corp. .........................         2,800             186,550
AT&T Corp. ...........................        31,300           1,461,319
Bell Atlantic Corp. ..................        15,200             900,600
BellSouth Corp. ......................        18,300             890,981
CenturyTel, Inc. .....................           700              17,150
GTE Corp. ............................         9,500             643,625
MCI Worldcom, Inc. + .................        27,750           1,260,891
Nextel Communications, Inc. + ........         3,300             361,144
SBC Communications, Inc. .............        33,200           1,454,575
Sprint Corp. .........................         7,900             485,850

                                        See Notes to Portfolio of Investments 13

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
PRINCIPAL PROTECTION FUND I (CONTINUED)

                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
MAJOR TELECOMMUNICATIONS (CONTINUED)
Sprint PCS + .........................         3,600          $  198,000
U.S. WEST, Inc. ......................         4,700             334,581
                                                           ---------------
                                                               8,195,266
                                                           ---------------
MISCELLANEOUS METALS (0.1%)
Barrick Gold Corp. ...................         1,700              28,581
Freeport-McMoRan Copper & Gold, Inc. +         1,300              12,513
Inco Ltd. + ..........................         3,600              56,250
Newmont Mining Corp. .................           700              16,406
Placer Dome, Inc. ....................         4,300              34,938
                                                           ---------------
                                                                 148,688
                                                           ---------------
OIL (4.9%)
Amerada Hess Corp. ...................         1,200              76,350
Anadarko Petroleum Corp. .............         1,900              82,531
Apache Corp. .........................         1,500              72,656
Ashland Oil, Inc. ....................           800              27,300
Burlington Resources, Inc. ...........         2,600             102,213
Chevron Corp. ........................         9,500             808,687
Conoco Inc. ..........................         5,100             126,862
Exxon Mobil Corp. ....................        50,600           3,930,987
Kerr-McGee Corp. .....................         1,400              72,450
Occidental Petroleum Corp. ...........         5,400             115,763
Phillips Petroleum Co. ...............         3,300             156,544
Royal Dutch Petroleum Co. ............        31,500           1,807,312
Sunoco Inc. ..........................         1,300              39,406
Texaco, Inc. .........................         7,600             376,200
Union Pacific Resources Group Inc. ...         3,400              65,238
Unocal Corp. .........................         3,600             116,325
USX-Marathon Group ...................         4,600             107,238
                                                           ---------------
                                                               8,084,062
                                                           ---------------
OIL SERVICES (0.4%)
McDermott International, Inc., ADR ...           600               4,875
Rowan Co., Inc. + ....................         1,300              36,319
Schlumberger, Ltd. ...................         5,000             382,812
Tosco Corp. ..........................         1,900              60,919
Transocean Sedco Forex Inc. ..........         2,155             101,285
                                                           ---------------
                                                                 586,210
                                                           ---------------
PRINT MEDIA (0.4%)
Dow Jones & Co., Inc. ................         1,300              84,337
Dun & Bradstreet Corp. ...............         1,800              54,225
Equifax, Inc. ........................           600              14,663
Gannett Co., Inc. ....................         2,300             146,912
Harcourt General, Inc. ...............           700              26,163
Knight-Ridder, Inc. ..................           900              44,156
McGraw-Hill Co., Inc. ................         2,100             110,250
Meredith Corp. .......................           400              11,125
New York Times Co. ...................         2,500             102,969
Times Mirror Co. .....................           600              58,538
Tribune Co. ..........................         2,400              93,300
                                                           ---------------
                                                                 746,638
                                                           ---------------
PRODUCER GOODS (2.2%)
Allegheny Technologies Incorporated ..           900              21,769


                                             NUMBER OF           MARKET
                                              SHARES             VALUE
                                            ----------     ---------------
PRODUCER GOODS (CONTINUED)
Avery Dennison Corp. .................         1,200          $   78,750
Cooper Industries, Inc. ..............         1,100              37,744
Corning, Inc. ........................         3,500             691,250
Danaher Corp. ........................         1,400              79,975
Dover Corp. ..........................         2,200             111,787
Ecolab, Inc. .........................         1,300              50,781
Emerson Electric Co. .................         3,600             197,550
FMC Corp. + ..........................           300              17,456
Grainger (W.W.), Inc. ................           900              39,038
Honeywell International Inc. .........         7,050             394,800
Ikon Office Solutions, Inc. ..........         1,600               9,400
Illinois Tool Works, Inc. ............         2,500             160,156
Ingersoll-Rand Co. ...................         1,700              79,794
ITT Industries, Inc. .................         1,100              34,719
Milacron, Inc. .......................           200               3,650
Millipore Corp. ......................           400              28,675
Minnesota Mining and Manufacturing Co.         3,600             311,400
Pall Corp. ...........................         1,300              29,006
Parker-Hannifin Corp. ................         1,100              51,150
PPG Industries, Inc. .................         1,800              97,875
Sherwin-Williams Co. .................         1,600              39,800
Thermo Electron Corp. + ..............         2,000              38,750
Timken Co. ...........................           500               9,250
Tyco International Ltd. ..............        21,500             987,656
                                                           ---------------
                                                               3,602,181
                                                           ---------------
SEMICONDUCTORS AND ELECTRONICS (11.2%)
Adaptec, Inc. + ......................         1,200              32,400
ADC Telecommunications, Inc. + .......         4,100             249,075
Advanced Micro Devices Corp. + .......         1,800             157,950
Altera Corp. + .......................         1,800             184,050
Analog Devices, Inc. + ...............         4,800             368,700
Andrew Corp. + .......................         1,200              35,325
Applied Materials, Inc. + ............        11,200           1,140,300
Comverse Technology, Inc. + ..........         1,700             151,619
Conexant Systems, Inc. + .............         2,800             167,650
Intel Corp. ..........................        48,800           6,188,450
KLA Instruments Corp. + ..............         2,300             172,213
Linear Technology Corp. ..............         3,400             194,225
LSI Logic Corp. + ....................         4,500             281,250
Lucent Technologies, Inc. ............        31,100           1,934,031
Micron Technology, Inc. + ............         2,400             334,200
Molex, Inc. ..........................         2,500             137,344
Motorola, Inc. .......................         6,935             825,698
National Semiconductor Corp. + .......         2,600             157,950
Nortel Networks Corp. ................        14,000           1,585,500
QUALCOMM Inc. + ......................         9,400           1,019,312
Scientific-Atlanta, Inc. .............         2,400             156,150
Solectron Corp. + ....................         5,400             252,788
Tellabs, Inc. + ......................         2,100             115,106
Teradyne, Inc. + .....................         2,300             253,000
Texas Instruments, Inc. ..............        11,900           1,938,212

14 See Notes to Portfolio of Investments.

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
SEMICONDUCTORS AND ELECTRONICS (Continued)
Xilinx, Inc. + .......................         4,500        $    329,625
                                                           ---------------
                                                              18,362,123
                                                           ---------------
SPECIALTY CHEMICALS (0.1%)
Air Products and Chemicals, Inc. .....         2,500              77,656
Engelhard Corp. ......................           600              10,538
Grace (W.R.) & Co. + .................           500               6,500
Great Lakes Chemical Corp. ...........           600              16,163
Praxair, Inc. ........................         1,500              66,656
Sigma-Aldrich Corp. ..................         1,000              29,375
                                                           ---------------
                                                                 206,888
                                                           ---------------
STEEL (0.0%)
Nucor Corp. ..........................           800              34,400
USX-US Steel Group, Inc. .............         1,100              27,569
                                                           ---------------
                                                                  61,969
                                                           ---------------
SURFACE TRANSPORT (0.2%)
Burlington Northern Santa Fe Corp. ...         3,800              91,675
Kansas City Southern Industries, Inc.          1,300              93,438
Union Pacific Corp. ..................         2,700             113,737
                                                           ---------------
                                                                 298,850
                                                           ---------------
TEXTILES AND APPAREL (0.1%)
Liz Claiborne, Inc. ..................           700              32,419
Nike, Inc. ...........................         2,300              99,906
Reebok International Ltd. + ..........           500               8,500
Russell Corporation ..................           400               7,850
Springs Industries, Inc. .............           200               8,213
                                                           ---------------
                                                                 156,888
                                                           ---------------
TOBACCO (0.3%)
Nabisco Group Holdings Corp. .........         3,200              41,200
Philip Morris Co., Inc. ..............        21,500             470,313
UST, Inc. ............................         1,600              24,000
                                                           ---------------
                                                                 535,513
                                                           ---------------
TOTAL COMMON STOCKS
 (COST $108,617,736)                                         123,976,492
                                                           ---------------

                                         PRINCIPAL
                                           AMOUNT
                                        --------------
LONG-TERM BONDS AND NOTES (18.7%)
Federal Home Loan Mortgage Corp., Zero
 Coupon, 08/16/04.....................   $ 8,133,000           6,009,555
U.S. Treasury Note, Zero
 Coupon, 08/15/04.....................    32,728,000          24,758,405
                                                           ---------------
TOTAL LONG-TERM BONDS AND NOTES                               30,767,960
 (COST $31,115,148)                                        ---------------

SHORT-TERM INVESTMENTS (4.3%)
Federal Farm Credit
 Bank, 5.88%, 05/01/00................     6,424,000           6,424,000
U.S. Treasury Bill, 5.45%, 05/18/00 @        400,000             398,971
U.S. Treasury Bill, 5.61%, 05/18/00 @        200,000             199,470
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS                                   7,022,441
 (COST $7,022,441)                                         ---------------

                                                                MARKET
                                                                VALUE
                                                           ---------------
TOTAL INVESTMENTS
 (COST $146,755,325)(a)                                     $161,766,893

OTHER ASSETS LESS LIABILITIES                                  2,481,181
                                                           ---------------
TOTAL NET ASSETS                                            $164,248,074
                                                           ===============


NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $164,391,677. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................            $  7,357,012
Unrealized losses............................             (9,981,796)
                                                        -------------
 Net unrealized loss.........................            $(2,624,784)
                                                        =============

Information concerning open futures contracts at April 30, 2000 is shown below:

                           NO. OF       NOTIONAL      EXPIRATION       UNREALIZED
                         CONTRACTS        VALUE          DATE         GAIN/(LOSS)
                        ------------  -------------  -------------  --------------
   LONG CONTRACTS
----------------------
S&P 500 Index Futures...   24         $8,760,000       Jun 00         $  122,691
                                      ==========                      ===========

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.

Category percentages are based on net assets.


                                         See Notes to Finanacial Statesments. 15

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
PRINCIPAL PROTECTION FUND II
--------------------------------------------------------------------------------

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
COMMON STOCKS (63.0%)
AIR TRANSPORT (0.2%)
AMR Corp. + ...........................          800          $   27,250
Delta Air Lines, Inc. .................          800              42,200
FedEx Corporation + ...................        1,900              71,606
Southwest Airlines Co. ................        3,300              71,569
                                                           ---------------
                                                                 212,625
                                                           ---------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ...................        2,000              65,500
Alcoa Inc. ............................        2,200             142,725
Reynolds Metals Co. ...................          400              26,600
                                                           ---------------
                                                                 234,825
                                                           ---------------
AUTO PARTS AND HARDWARE (0.1%)
Black & Decker Corp. ..................          600              25,237
Briggs & Stratton Corp. ...............          100               3,838
Cooper Tire & Rubber Co. ..............          200               2,700
Genuine Parts Co. .....................          800              21,000
Snap-On, Inc. .........................          400              10,575
Stanley Works (The) ...................          500              14,750
                                                           ---------------
                                                                  78,100
                                                           ---------------
AUTOMOTIVE (1.0%)
Dana Corp. ............................        1,100              33,413
Delphi Automotive Systems Corp. .......        4,500              86,062
Eaton Corp. ...........................          400              33,600
Ford Motor Co. ........................        7,200             393,750
General Motors Corp. + ................        5,700             533,662
Harley-Davidson, Inc. .................        1,500              59,719
Johnson Controls, Inc. ................          700              44,319
TRW, Inc. .............................          700              40,950
                                                           ---------------
                                                               1,225,475
                                                           ---------------
BANKS AND THRIFTS (2.2%)
Bank of America Corp. .................        5,100             249,900
Bank of New York Co., Inc. ............        4,100             168,356
Bank One Corp. ........................          100               3,050
BB&T Corp. ............................          900              23,963
Chase Manhattan Corp. .................        4,900             353,106
Comerica, Inc. ........................          900              38,138
Fifth Third Bancorp ...................        1,900             119,937
First Union Corp. .....................        5,400             172,125
Firstar Corp. .........................        2,500              62,187
Fleet Boston Financial Corp. ..........        5,400             191,362
Golden West Financial Corp. ...........        1,400              47,775
Huntington Bancshares Inc. ............        1,200              21,900
J.P. Morgan & Co. .....................        1,400             179,725
Mellon Financial Corp. ................        2,800              89,950
Northern Trust Corp. ..................        1,300              83,362
Old Kent Financial Corp. ..............          500              15,063
PNC Bank Corp. ........................        1,800              78,525
Regions Financial Corp. ...............          100               2,044
SouthTrust Corp. ......................          900              21,488
State Street Corp. ....................          800              77,500


                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
BANKS AND THRIFTS (CONTINUED)
Summit Bancorp ........................          900          $   22,838
Suntrust Banks, Inc. ..................        2,000             101,500
Synovus Financial Corp. ...............        1,500              27,844
U.S. Bancorp ..........................        2,200              44,687
Union Planters Co. ....................          800              22,650
Wachovia Corp. ........................        1,200              75,225
Washington Mutual, Inc. ...............          100               2,556
Wells Fargo & Co. .....................        9,900             406,519
                                                           ---------------
                                                               2,703,275
                                                           ---------------
BIOTECH AND MEDICAL PRODUCTS (0.8%)
Alza Corp. + ..........................          700              30,844
Amgen, Inc. + .........................        5,700             319,200
Bard (C.R.) Inc. ......................          400              17,425
Bausch & Lomb, Inc. ...................          400              24,150
Becton, Dickinson & Co. ...............        1,600              41,000
Biogen, Inc. + ........................          800              47,050
Biomet, Inc. ..........................          600              21,413
Boston Scientific Corp. + .............          100               2,650
Guidant Corp. + .......................        1,600              91,800
Mallinckrodt Inc. .....................          400              10,750
Medtronic, Inc. + .....................        7,000             363,562
Saint Jude Medical, Inc. + ............          200               6,238
Watson Pharmaceuticals, Inc. + ........          700              31,456
                                                           ---------------
                                                               1,007,538
                                                           ---------------
CHEMICALS (0.5%)
Dow Chemical Co. ......................        1,300             146,900
Du Pont (E.I.) de Nemours .............        5,800             275,138
Eastman Chemical Co. ..................          900              47,081
Hercules, Inc. ........................          700              10,894
Rohm & Haas Co. .......................        1,400              49,875
Union Carbide Corp. ...................          900              53,100
                                                           ---------------
                                                                 582,988
                                                           ---------------
COMMERCIAL SERVICES (0.2%)
Deluxe Corp. ..........................          300               7,556
Interpublic Group of Co., Inc. (The) ..        1,800              73,800
Omnicom Group, Inc. ...................          900              81,956
Paychex, Inc. .........................        1,400              73,675
RR Donnelley & Sons Co. ...............          700              14,875
Sabre Holdings Corporation ............          578              20,194
Young And Rubicam, Inc. + .............          600              33,413
                                                           ---------------
                                                                 305,469
                                                           ---------------
COMPUTERS (4.1%)
Apple Computer, Inc. + ................        1,500             186,094
Cabletron Systems,  Inc. + ............        1,900              43,463
Compaq Computer Corp. .................       10,000             292,500
Dell Computer Corp. + .................       15,200             761,900
Gateway, Inc. + .......................        1,600              88,400
Hewlett Packard Co. ...................        8,900           1,201,500
International Business Machines Corp. .       10,700           1,194,387
NCR Corp. + ...........................          600              23,175
Sun Microsystems, Inc. + ..............       12,200           1,121,637

16 See Notes to Portfolio of Investments

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
COMPUTERS (CONTINUED)
Unisys Corp. + ........................        1,500          $   34,781
                                                           ---------------
                                                               4,947,837
                                                           ---------------
CONGLOMERATE AND AEROSPACE (3.0%)
Boeing Co. ............................        5,200             206,375
Crane Co. .............................          400              10,750
General Dynamics Corp. ................        1,200              70,200
General Electric Co. ..................       19,400           3,050,650
Goodrich (B.F.) Co. ...................          200               6,375
Loews Corp. ...........................          300              16,538
National Service Industries, Inc. .....          200               4,300
Northrop Grumman Corp. ................          600              42,525
Perkin-Elmer Inc. + ...................          400              21,900
Textron, Inc. .........................          900              55,744
United Technologies Corp. .............        2,700             167,906
                                                           ---------------
                                                               3,653,263
                                                           ---------------
CONSUMER FINANCE (0.7%)
Capital One Financial Corp. ...........        1,300              56,875
Countrywide Credit Industries, Inc. ...          600              16,575
Federal National Mortgage Association .        6,100             367,906
Freddie Mac Corp. .....................        4,100             188,344
Household International, Inc. .........        2,800             116,900
MBNA Corp. ............................        4,800             127,500
Ryder System, Inc. ....................          400               8,875
SLM Holding Corp. .....................          900              28,181
                                                           ---------------
                                                                 911,156
                                                           ---------------
CONSUMER PRODUCTS (0.7%)
Alberto-Culver Co. ....................          300               7,088
Avon Products, Inc. ...................        1,400              58,100
Clorox Co. ............................          600              22,050
Colgate-Palmolive Co. .................        3,300             188,512
Gillette Co. ..........................        2,700              99,900
International Flavors & Fragrances,
 Inc. .................................          600              20,663
Kimberly-Clark Corp. ..................        3,300             191,606
Procter & Gamble Co. ..................        3,900             232,537
                                                           ---------------
                                                                 820,456
                                                           ---------------
CONSUMER SERVICES (0.3%)
Cendant Corp. + .......................        4,100              63,294
Darden Restaurants, Inc. ..............        1,500              27,656
H&R Block, Inc. .......................          500              20,906
Harrah's Entertainment, Inc. + ........        1,000              20,562
Hilton Hotels Corp. ...................        1,600              13,600
Marriott International, Inc. ..........        1,400              44,800
McDonald's Corp. ......................        4,000             152,500
Mirage Resorts, Inc. + ................        1,200              24,450
Tricon Global Restaurants, Inc. + .....          500              17,063
Wendy's International, Inc. ...........          700              15,663
                                                           ---------------
                                                                 400,494
                                                           ---------------
CONSUMER SPECIALTIES (0.0%)
Brunswick Corp. .......................          500               9,594
Hasbro, Inc. ..........................        1,100              17,531


                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
CONSUMER SPECIALTIES (CONTINUED)
Jostens, Inc. .........................          200         $     4,938
                                                           ---------------
                                                                  32,063
                                                           ---------------
DATA AND IMAGING SERVICES (10.0%)
Adobe Systems, Inc. ...................          900             108,844
America Online, Inc. + ................       13,500             807,469
Autodesk, Inc. ........................          300              11,513
Automatic Data Processing, Inc. .......        3,600             193,725
BMC Software, Inc. + ..................        1,600              74,900
Cisco Systems, Inc. + .................       52,700           3,653,592
Citrix Systems, Inc. + ................        1,500              91,594
Computer Associates International, Inc.        5,300             295,806
Computer Sciences Corp. + .............        1,000              81,562
Compuware Corp. + .....................        2,500              31,406
Eastman Kodak Co. .....................        1,600              89,500
Electronic Data Systems Corp. .........        2,800             192,500
EMC Corp. + ...........................        6,000             833,625
First Data Corp. ......................        2,500             121,719
Microsoft Corp. + .....................       37,400           2,608,650
Network Appliance, Inc. + .............        2,400             177,450
Novell, Inc. + ........................        1,500              29,437
Oracle Corp. + ........................       25,100           2,006,431
Parametric Technology Co. + ...........        2,000              16,313
Peoplesoft, Inc. + ....................        1,700              23,694
Polaroid Corp. ........................          100               2,019
Seagate Technology, Inc. + ............        1,400              71,137
VERITAS Software Corp. + ..............        2,200             235,984
Yahoo! Inc. + .........................        3,100             403,775
                                                           ---------------
                                                              12,162,645
                                                           ---------------
DISCRETIONARY RETAIL (3.4%)
AutoZone, Inc. + ......................          900              20,644
Bed Bath & Beyond, Inc. + .............        1,100              40,356
Best Buy Co., Inc. + ..................        1,600             129,200
Circuit City Stores, Inc. .............        1,700              99,981
Consolidated Stores Corp. + ...........          700               8,706
Costco Wholesale Corp. + ..............        2,300             124,344
Dollar General Corp. ..................        1,400              32,025
Federated Department Stores, Inc. + ...        2,000              68,000
Gap, Inc. .............................        6,200             227,850
Home Depot, Inc. ......................       20,500           1,149,281
J.C. Penney Co., Inc. .................          600               8,288
Kmart Corp. + .........................        4,700              38,188
Kohl's Corp. + ........................        2,000              96,000
Lowe's Co., Inc. ......................        2,300             113,850
May Department Stores Co. .............        2,000              55,000
Nordstrom, Inc. .......................          800              22,250
Office Depot, Inc. + ..................        1,100              11,619
Sears, Roebuck & Co. ..................        3,200             117,200
Staples, Inc. + .......................        1,200              22,875
Tandy Corp. ...........................        1,200              68,400
Target Corporation ....................        2,500             166,406
The Limited, Inc. .....................        1,400              63,262

                                        See Notes to Portfolio of Investments 17

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
PRINCIPAL PROTECTION FUND II (CONTINUED)
--------------------------------------------------------------------------------

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
DISCRETIONARY RETAIL (CONTINUED)
TJX Companies, Inc. ...................        1,800          $   34,538
Toys "R" Us, Inc. + ...................          100               1,525
Wal-Mart Stores, Inc. .................       26,500           1,467,437
                                                           ---------------
                                                               4,187,225
                                                           ---------------
DIVERSIFIED FINANCIAL SERVICES (1.6%)
American Express Co. ..................        2,500             375,156
Citigroup Inc. ........................       26,000           1,545,375
Providian Financial Corp. .............          700              61,644
                                                           ---------------
                                                               1,982,175
                                                           ---------------
DRUGS (4.4%)
Abbott Laboratories ...................        9,200             353,625
Allergan, Inc. ........................        1,000              58,875
American Home Products Corp. ..........        3,600             202,275
Baxter International, Inc. ............        1,500              97,688
Bristol-Myers Squibb Co. ..............       11,700             613,519
Eli Lilly & Co. .......................        3,000             231,937
Johnson & Johnson .....................        4,100             338,250
Merck & Co., Inc. .....................       13,900             966,050
Pfizer, Inc. ..........................       23,000             968,875
Pharmacia Corporation .................        7,470             373,033
Schering Plough .......................        8,800             354,750
Warner Lambert Co. ....................        6,600             751,162
                                                           ---------------
                                                               5,310,039
                                                           ---------------
ELECTRIC UTILITIES (1.1%)
AES Corp. + ...........................        1,200             107,925
Ameren Corp. ..........................          700              25,681
American Electric Power Co. ...........        1,400              51,275
Carolina Power & Light Co. ............        1,000              36,562
Central & South West Corp. ............        1,200              26,025
Cinergy Corp. .........................        1,200              32,100
CMS Energy Corp. ......................          700              13,300
Consolidated Edison, Inc. .............        1,200              42,225
Constellation Energy Group ............          700              23,144
Dominion Resources, Inc. ..............        1,604              72,180
DTE Energy Co. ........................        1,100              35,888
Duke Energy Corp. .....................        1,800             103,500
Edison International Inc. .............        2,500              47,656
Entergy Corp. .........................        2,000              50,875
FirstEnergy Corp. .....................        1,300              33,069
Florida Progress Corp. ................          600              29,400
FPL Group, Inc. .......................        1,000              45,187
GPU, Inc. .............................        1,000              28,063
New Century Energies, Inc. ............          900              29,363
Northern States Power Co. .............          900              19,631
Peco Energy Co. .......................        1,100              45,856
PG&E Corp. ............................        2,500              64,844
Pinnacle West Capital Corp. ...........          400              14,050
PPL Corporation .......................        1,500              35,813
Public Service Enterprise Group, Inc. .        1,800              64,575
Reliant Energy Inc. ...................        1,600              42,600
Southern Co. ..........................        3,400              84,787

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
ELECTRIC UTILITIES (CONTINUED)
Texas Utilities Co. ...................        1,600          $   53,900
Unicom Corp. ..........................        1,200              47,700
                                                           ---------------
                                                               1,307,174
                                                           ---------------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.3%)
Lexmark International Group, Inc. + ...          700              82,600
PE Corp-PE Biosystems Group ...........        1,100              66,000
Pitney Bowes, Inc. ....................        1,500              61,312
Rockwell International Corp. ..........        1,000              39,375
Tektronix, Inc. .......................          300              17,363
Xerox Corp. ...........................        1,900              50,231
                                                           ---------------
                                                                 316,881
                                                           ---------------
ELECTRONIC MEDIA (1.0%)
Comcast Corp. + .......................        2,300              92,144
Mediaone Group, Inc. + ................        1,800             136,125
Time Warner, Inc. .....................        3,600             323,775
Viacom, Inc. + ........................        1,800              97,875
Walt Disney Co. (The) + ...............       12,200             528,412
                                                           ---------------
                                                               1,178,331
                                                           ---------------
FOOD AND BEVERAGE (1.5%)
Anheuser-Busch Co., Inc. ..............        2,800             197,575
Archer-Daniels-Midland Co. ............        4,300              42,731
Bestfoods .............................        1,800              90,450
Brown-Forman Corp. + ..................          300              16,369
Coca-Cola Co. .........................        7,300             343,556
Coca-Cola Enterprises, Inc. ...........        3,000              63,937
Conagra, Inc. .........................        2,700              50,963
Coors (Adolph) Co. ....................          200              10,200
Fortune Brands, Inc. ..................          900              22,500
General Mills, Inc. ...................        1,900              69,112
Heinz (H.J.) Co. ......................        2,300              78,200
Hershey Foods Corp. ...................          900              40,838
Kellogg Co. ...........................        2,600              63,537
PepsiCo, Inc. .........................        8,100             297,169
Quaker Oats Co. .......................          800              52,150
Ralston-Ralston Purina Group ..........        1,700              30,069
Sara Lee Corp. ........................        4,900              73,500
Seagram Co. Ltd. ......................        1,200              64,800
Unilever NV ...........................        3,200             145,800
Wrigley (Wm.) Jr. Co. + ...............          800              57,900
                                                           ---------------
                                                               1,811,356
                                                           ---------------
FOOD AND DRUG RETAIL (0.5%)
Albertson's, Inc. .....................        1,500              48,844
CVS Corp. .............................        2,400             104,400
Great Atlantic & Pacific Tea Co., Inc.           200               3,663
Kroger Co. (The) + ....................        2,700              50,119
Longs Drug Stores, Inc. ...............          200               4,650
Safeway, Inc. + .......................        3,100             136,787
SUPERVALU, Inc. .......................          700              14,481
Sysco Corp. ...........................        1,600              60,200
Walgreen Co. ..........................        5,900             165,937
                                                           ---------------
                                                                 589,081
                                                           ---------------

18 See Notes to Portfolio of Investments.

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
FOREST PRODUCTS AND BUILDING MATERIALS (0.5%)
Armstrong World Industries, Inc. ......          200            $  3,913
Ball Corp. ............................          200               6,300
Bemis Co., Inc. .......................          400              14,725
Boise Cascade Corp. ...................          500              16,281
Champion International Corp. ..........          900              59,175
Crown Cork & Seal Co., Inc. ...........          700              11,375
Fort James Corp. ......................          700              16,756
Georgia-Pacific Corp. .................        1,300              47,775
International Paper Co. ...............        2,000              73,500
Louisiana-Pacific Corp. ...............          800              10,700
Masco Corp. ...........................        2,800              62,825
Mead Corp. ............................          700              24,369
Owens Corning .........................          400               7,275
Owens-Illinois, Inc. + ................        1,000              13,500
Pactiv Corp. + ........................        1,100               9,006
Potlatch Corp. ........................          200               7,888
Sealed Air Corp. + ....................          500              27,812
Temple-Inland Inc. ....................          500              25,063
Vulcan Materials Co. ..................          600              26,287
Westvaco Corp. ........................          600              18,525
Weyerhaeuser Co. ......................        1,500              80,156
Willamette Industries, Inc. ...........          900              34,369
                                                           ---------------
                                                                 597,575
                                                           ---------------
GAS UTILITIES (0.5%)
Coastal Corp. (The) ...................        1,200              60,225
Columbia Energy Group .................          600              37,650
El Paso Energy Corp. ..................        1,400              59,500
Enron Corp. ...........................        4,300             299,656
NICOR, Inc. ...........................          300              10,163
People's Energy Corp. .................          100               3,106
Sempra Energy .........................          600              11,137
Williams Co., Inc. (The) ..............        2,300              85,819
                                                           ---------------
                                                                 567,256
                                                           ---------------
HEALTH SERVICES (0.3%)
Cardinal Health, Inc. .................        1,400              77,087
Columbia/HCA Healthcare Corp. .........        3,500              99,531
IMS Health, Inc. ......................        1,800              30,713
Shared Medical Systems Corp. ..........          200               8,288
Tenet Healthcare Corp. + ..............        2,600              66,300
UnitedHealth Group Incorporated .......        1,100              73,356
Wellpoint Health Networks, Inc. + .....          400              29,500
                                                           ---------------
                                                                 384,775
                                                           ---------------
HEAVY MACHINERY (0.1%)
Caterpillar, Inc. .....................        1,200              47,325
Cummins Engine Co., Inc. ..............          400              14,225
Deere & Co. ...........................        1,400              56,525
Navistar International Corp. + ........          400              14,000
PACCAR, Inc. ..........................          800              38,050
                                                           ---------------
                                                                 170,125
                                                           ---------------
HOUSING AND FURNISHINGS (0.1%)
Centex Corp. ..........................          500              12,062


                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
HOUSING AND FURNISHINGS (CONTINUED)
Kaufman & Broad Home Corp. ............          200          $    3,850
Leggett & Platt, Inc. .................        1,000              21,375
Maytag Corp. ..........................          100               3,444
Newell Rubbermaid Inc. ................          100               2,519
Pulte Corp. ...........................          200               4,300
Tupperware Corp. ......................          500               9,438
Whirlpool Corp. .......................          700              45,587
                                                           ---------------
                                                                 102,575
                                                           ---------------
INDUSTRIAL SERVICES (0.0%)
Fluor Corp. ...........................          500              16,781
USA Waste Management, Inc. ............          100               1,588
                                                           ---------------
                                                                  18,369
                                                           ---------------
INSURANCE (1.6%)
AFLAC, Inc. ...........................        1,700              82,981
Allstate Corp. (The) ..................        2,300              54,337
American General Corp. ................        1,500              84,000
American International Group, Inc. ....        9,200           1,009,125
Aon Corp. .............................          800              21,650
Chubb Corp. ...........................        1,200              76,350
CIGNA Corp. ...........................        1,300             103,675
Cincinnati Financial Corp. ............        1,100              44,344
Hartford Financial Services Group, Inc.        1,300              67,844
Jefferson-Pilot Corp. .................          800              53,250
Lincoln National Corp. ................        1,200              41,775
Marsh & McLennan Co., Inc. ............        1,600             157,700
MBIA, Inc. ............................          300              14,831
MGIC Investment Corp. .................        1,000              47,812
St. Paul Co., Inc. ....................          900              32,063
Torchmark Corp. .......................          700              17,544
                                                           ---------------
                                                               1,909,281
                                                           ---------------
INVESTMENT SERVICES (1.3%)
Bear Stearns Co., Inc. (The) ..........        1,200              51,450
Charles Schwab Corp. ..................        4,600             204,700
Franklin Resources, Inc. ..............        1,600              51,600
Lehman Brothers Holdings Inc. .........        1,100              90,269
Merrill Lynch & Co., Inc. .............        2,700             275,231
Morgan Stanley Dean Witter & Co. ......       10,200             782,850
Paine Webber Group Inc. ...............        1,400              61,425
T. Rowe Price & Associates ............          700              26,688
                                                           ---------------
                                                               1,544,213
                                                           ---------------
MAJOR TELECOMMUNICATIONS (4.1%)
ALLTEL Corp. ..........................        1,700             113,263
AT&T Corp. ............................       19,000             887,062
Bell Atlantic Corp. ...................        9,200             545,100
BellSouth Corp. .......................       11,100             540,431
CenturyTel, Inc. ......................          600              14,700
GTE Corp. .............................        5,800             392,950
MCI Worldcom, Inc. + ..................       16,900             767,894
Nextel Communications, Inc. + .........        2,000             218,875
SBC Communications, Inc. ..............       20,200             885,012
Sprint Corp. ..........................        5,200             319,800

                                        See Notes to Portfolio of Investments 19

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
PRINCIPAL PROTECTION FUND II (CONTINUED)
--------------------------------------------------------------------------------

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
MAJOR TELECOMMUNICATIONS (CONTINUED)
Sprint PCS + ..........................        2,600          $  143,000
U.S. WEST, Inc. .......................        2,800             199,325
                                                           ---------------
                                                               5,027,412
                                                           ---------------
MISCELLANEOUS METALS (0.1%)
Barrick Gold Corp. ....................        1,000              16,813
Freeport-McMoRan Copper & Gold, Inc. +           900               8,663
Inco Ltd. + ...........................        2,100              32,812
Newmont Mining Corp. ..................        1,100              25,781
Placer Dome, Inc. .....................        2,100              17,062
                                                           ---------------
                                                                 101,131
                                                           ---------------
OIL (4.1%)
Amerada Hess Corp. ....................        1,000              63,625
Anadarko Petroleum Corp. ..............          800              34,750
Apache Corp. ..........................          900              43,594
Ashland Oil, Inc. .....................          400              13,650
Burlington Resources, Inc. ............        1,600              62,900
Chevron Corp. .........................        5,800             493,725
Conoco Inc. ...........................        3,100              77,112
Exxon Mobil Corp. .....................       30,800           2,392,775
Kerr-McGee Corp. ......................          900              46,575
Occidental Petroleum Corp. ............        3,600              77,175
Phillips Petroleum Co. ................        2,000              94,875
Royal Dutch Petroleum Co. .............       19,100           1,095,862
Sunoco Inc. ...........................          800              24,250
Texaco, Inc. ..........................        4,700             232,650
Union Pacific Resources Group Inc. ....        2,600              49,888
Unocal Corp. ..........................        2,200              71,087
USX-Marathon Group ....................        3,100              72,269
                                                           ---------------
                                                               4,946,762
                                                           ---------------
OIL SERVICES (0.3%)
McDermott International, Inc., ADR ....          400               3,250
Rowan Co., Inc. + .....................          700              19,556
Schlumberger, Ltd. ....................        3,300             252,657
Tosco Corp. ...........................        1,200              38,475
Transocean Sedco Forex Inc. ...........        1,090              51,230
                                                           ---------------
                                                                 365,168
                                                           ---------------
PRINT MEDIA (0.4%)
Dow Jones & Co., Inc. .................          800              51,900
Dun & Bradstreet Corp. ................        1,000              30,125
Equifax, Inc. .........................          300               7,331
Gannett Co., Inc. .....................        1,700             108,587
Harcourt General, Inc. ................          300              11,213
Knight-Ridder, Inc. ...................          500              24,531
McGraw-Hill Co., Inc. .................        1,000              52,500
Meredith Corp. ........................          200               5,563
New York Times Co. ....................        1,400              57,663
Times Mirror Co. ......................          400              39,025
Tribune Co. ...........................        1,500              58,312
                                                           ---------------
                                                                 446,750
                                                           ---------------
PRODUCER GOODS (1.8%)
Allegheny Technologies Incorporated ...          600              14,513

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
PRODUCER GOODS (CONTINUED)
Avery Dennison Corp. ..................          800          $   52,500
Cooper Industries, Inc. ...............          600              20,588
Corning, Inc. .........................        2,000             395,000
Danaher Corp. .........................          900              51,412
Dover Corp. ...........................        1,500              76,219
Ecolab, Inc. ..........................          700              27,344
Emerson Electric Co. ..................        2,500             137,187
FMC Corp. + ...........................          200              11,638
Grainger (W.W.), Inc. .................          500              21,687
Honeywell International Inc. ..........        4,300             240,800
Ikon Office Solutions, Inc. ...........          900               5,288
Illinois Tool Works, Inc. .............        1,500              96,094
Ingersoll-Rand Co. ....................        1,200              56,325
ITT Industries, Inc. ..................          600              18,938
Milacron, Inc. ........................          100               1,825
Millipore Corp. .......................          300              21,506
Minnesota Mining and Manufacturing Co.         2,400             207,600
Pall Corp. ............................        1,000              22,312
Parker-Hannifin Corp. .................          900              41,850
PPG Industries, Inc. ..................          900              48,937
Sherwin-Williams Co. ..................          900              22,387
Thermo Electron Corp. + ...............        1,300              25,187
Thomas & Betts Corp. ..................          200               6,163
Timken Co. ............................          400               7,400
Tyco International Ltd. ...............       13,100             601,781
                                                           ---------------
                                                               2,232,481
                                                           ---------------
SEMICONDUCTORS AND ELECTRONICS (9.3%)
Adaptec, Inc. + .......................        1,000              27,000
ADC Telecommunications, Inc. + ........        2,700             164,025
Advanced Micro Devices Corp. + ........        1,400             122,850
Altera Corp. + ........................        1,100             112,475
Analog Devices, Inc. + ................        2,700             207,394
Andrew Corp. + ........................          200               5,888
Applied Materials, Inc. + .............        6,800             692,325
Comverse Technology, Inc. + ...........        1,000              89,187
Conexant Systems, Inc. + ..............        2,100             125,737
Intel Corp. ...........................       29,700           3,766,331
KLA Instruments Corp. + ...............        1,600             119,800
Linear Technology Corp. ...............        2,400             137,100
LSI Logic Corp. + .....................        2,700             168,750
Lucent Technologies, Inc. .............       18,900           1,175,344
Micron Technology, Inc. + .............        1,600             222,800
Molex, Inc. ...........................        1,275              70,045
Motorola, Inc. ........................        4,177             497,324
National Semiconductor Corp. + ........        1,500              91,125
Nortel Networks Corp. .................        8,500             962,625
QUALCOMM Inc. + .......................        5,700             618,094
Scientific-Atlanta, Inc. ..............        1,400              91,087
Solectron Corp. + .....................        3,500             163,844
Tellabs, Inc. + .......................        1,000              54,813
Teradyne, Inc. + ......................        1,400             154,000

20 See Notes to Portfolio of Investments

                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ----------     ---------------
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Texas Instruments, Inc. ...............        7,200         $ 1,172,700
Xilinx, Inc. + ........................        2,900             212,425
                                                           ---------------
                                                              11,225,088
                                                           ---------------
SPECIALTY CHEMICALS (0.1%)
Air Products and Chemicals, Inc. ......        1,200              37,275
Engelhard Corp. .......................          400               7,025
Grace (W.R.) & Co. + ..................          300               3,900
Great Lakes Chemical Corp. ............          300               8,081
Praxair, Inc. .........................          900              39,994
Sigma-Aldrich Corp. ...................          600              17,625
                                                           ---------------
                                                                 113,900
                                                           ---------------
STEEL (0.0%)
Nucor Corp. ...........................          800              34,400
USX-US Steel Group, Inc. ..............        1,000              25,063
                                                           ---------------
                                                                  59,463
                                                           ---------------
SURFACE TRANSPORT (0.2%)
Burlington Northern Santa Fe Corp. ....        2,800              67,550
CSX Corp. .............................          100               2,094
Kansas City Southern Industries, Inc. .        1,100              79,062
Union Pacific Corp. ...................        1,600              67,400
                                                           ---------------
                                                                 216,106
                                                           ---------------
TEXTILES AND APPAREL (0.1%)
Liz Claiborne, Inc. ...................          400              18,525
Nike, Inc. ............................        1,400              60,813
Russell Corporation ...................          200               3,925
Springs Industries, Inc. ..............          100               4,106
                                                           ---------------
                                                                  87,369
                                                           ---------------
TOBACCO (0.3%)
Nabisco Group Holdings Corp. ..........        1,800              23,175
Philip Morris Co., Inc. ...............       13,100             286,563
UST, Inc. .............................          900              13,500
                                                           ---------------
                                                                 323,238
                                                           ---------------
TOTAL COMMON STOCKS
 (COST $71,725,445)                                           76,399,508
                                                           ---------------

                                         PRINCIPAL
                                           AMOUNT
                                         -------------
LONG-TERM BONDS AND NOTES (32.2%)
U.S. Treasury Note, Zero
 Coupon, 11/15/04 .....................  $52,598,000          39,018,249
                                                           ---------------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $39,028,151)                                           39,018,249
                                                           ---------------

SHORT-TERM INVESTMENTS (3.6%)
Federal Farm Credit Bank, 5.88%, 05/01/00  4,005,000           4,005,000
U.S. Treasury Bill, 5.45%, 05/18/00 @ .      100,000              99,743
U.S. Treasury Bill, 5.55%, 05/18/00 @ .      300,000             299,213
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $4,403,956)                                             4,403,956
                                                           ---------------

                                                                MARKET
                                                                VALUE
                                                           ---------------
TOTAL INVESTMENTS
 (COST $115,157,552)(a)                                     $119,821,713
OTHER ASSETS LESS LIABILITIES                                  1,497,176
                                                           ---------------
TOTAL NET ASSETS                                            $121,318,889
                                                           ===============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $124,753,995. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................            $    627,633
Unrealized losses............................             (5,559,915)
                                                       --------------
 Net unrealized loss.........................            $(4,932,282)
                                                       ==============


Information concerning open futures contracts at April 30, 2000 is shown below:

                           NO. OF       NOTIONAL      EXPIRATION       UNREALIZED
                         CONTRACTS        VALUE          DATE         GAIN/(LOSS)
                        ------------  -------------  -------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures...    14        $5,110,000       Jun 00         $  66,459
                                      ===========                   ============

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.

Category percentages are based on net assets.


                                       See Notes to Financial of Investments. 21

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------

                                           PRINCIPAL           MARKET
                                            AMOUNT             VALUE
                                          -------------     --------------
SHORT-TERM INVESTMENTS (89.2%)
America Honda Finance
 Corp., 6.05%, 05/24/00.................   $  975,000        $   971,231
America Honda Finance
 Corp., 6.06%, 06/02/00.................    1,100,000          1,094,075
American Home Products, 6.03%, 06/02/00     2,000,000          1,989,280
CVS Corp., 6.15%, 06/02/00 .............    2,000,000          1,989,067
Eureka Securitization, 6.07%, 06/05/00 ++   2,000,000          1,988,197
Federal Farm Credit Bank, 5.88%, 05/01/00   4,607,000          4,607,000
Federal Farm Credit Bank, 5.97%, 06/02/00   5,000,000          4,973,467
Federal Home Loan Bank, 5.78%, 05/10/00     1,300,000          1,298,122
Federal Home Loan Bank, 5.84%, 06/02/00       600,000            596,885
Federal Home Loan Bank, 5.93%, 06/02/00     6,968,000          6,931,271
Federal Home Loan
 Mortgage, 5.85%, 06/01/00..............    1,300,000          1,293,451
Federal Home Loan
 Mortgage, 5.91%, 06/01/00..............    2,000,000          1,989,822
Federal National Mortgage
 Association, 5.88%, 06/01/00...........      600,000            596,962
Federal National Mortgage
 Association, 5.83%, 05/25/00...........    1,300,000          1,294,947
Federal National Mortgage
 Association, 5.88%, 06/01/00...........      600,000            596,962
Federal National Mortgage
 Association, 5.96%, 06/01/00...........    2,100,000          2,089,222
General Electric Capital
 Corp., 6.06%, 05/17/00.................    1,000,000            997,307
GMAC Discount, 6.04%, 05/30/00 .........    1,200,000          1,194,161
Goldman Sachs Group LP, 5.99%, 05/26/00       600,000            597,504
Jefferson Smurfit Finance
 Co., 6.10%, 05/23/00...................    1,100,000          1,095,899
Merrill Lynch & Co.,
 Inc., 6.07%, 06/02/00..................      900,000            895,144
Proctor & Gamble Co., 6.05%, 06/02/00 ..    1,300,000          1,293,009
Prudential Funding Corp., 6.03%,
 06/02/00 ++............................    1,050,000          1,044,372
SBC Communications Inc., 6.00%, 06/01/00      600,000            596,900
Sheffield Receivable Cor, 6.07%,
 06/05/00 ++............................    1,500,000          1,491,148
Student Loan Marketing, 5.85%, 05/30/00     5,693,000          5,666,172
Wood Street Funding Corp., 6.08%,
  05/31/00 ++...........................    1,100,000          1,094,427
Xerox Corp., 6.08%, 06/01/00 ++ ........      975,000            969,895
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $51,235,899)                                           51,235,899
                                                            --------------
TOTAL INVESTMENTS (COST $51,235,899)(a)                       51,235,899
OTHER ASSETS LESS LIABILITIES                                  6,174,576
                                                            --------------
TOTAL NET ASSETS                                             $57,410,475
                                                            ==============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains or losses as of April 30, 2000.

++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.

22 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                              PRINCIPAL           PRINCIPAL               PRINCIPAL
                             PROTECTION          PROTECTION              PROTECTION
                               FUND I              FUND II                FUND III
                        ----------------       --------------         ---------------
ASSETS:
Investments, at market
 value................     $161,766,893          $119,821,713            $51,235,899
Cash .................              866                   945                    932
Receivable for:
 Dividends and
 interest.............          103,229                55,243                     84
 Investments sold ....        9,229,879             6,035,738                     --
 Fund shares sold ....               --                    75              6,259,543
 Reimbursement from
 Investment Adviser ..           10,783                13,058                 15,731
Prepaid expenses .....              409                    --                     --
Other assets .........               --                    --                 23,473
                           ------------          ------------            -----------
     Total assets ....      171,112,059           125,926,772             57,535,662
                           ------------          ------------            -----------
LIABILITIES:
Payable for:
 Investments purchased        6,346,678             4,320,729                     --
 Fund shares redeemed           163,204                37,312                 51,360
 Variation margin ....           43,800                25,550                     --
Other liabilities ....          310,303               224,292                 73,827
                           ------------          ------------            -----------
     Total liabilities        6,863,985             4,607,883                125,187
                           ------------          ------------            -----------
      NET ASSETS .....     $164,248,074          $121,318,889            $57,410,475
                           ============          ============            ===========
NET ASSETS REPRESENTED
 BY:
Paid-in capital ......     $157,346,513          $123,714,983            $57,216,922
Net unrealized gain on
 investments and open
 futures contracts ...       15,134,259             4,730,620                     --
Undistributed
 (distributions in
 excess of) net
 investment income ...         (293,657)               52,222                193,553
Accumulated net
 realized loss on
 investments..........       (7,939,041)           (7,178,936)                    --
                           ------------          ------------            -----------
     NET ASSETS ......     $164,248,074          $121,318,889            $57,410,475
                           ============          ============            ===========

Cost of investments ..     $146,755,325          $115,157,552            $51,235,899
CAPITAL SHARES, $.001
PAR VALUE:
Class A:
 Outstanding .........        2,003,071             1,175,524                652,050
 Net Assets ..........     $ 21,001,298          $ 11,602,529            $ 6,565,475
 Net Asset Value and
 redemption price per
 share (net assets
 divided by shares
 outstanding).........     $      10.48          $       9.87            $     10.07
 Offering price (net
 asset value divided
 by 1 minus maximum
 sales load) .........     $      11.00          $      10.36            $     10.57
Class B:
 Outstanding .........       13,717,049            11,149,310              5,056,424
 Net Assets ..........     $143,246,776          $109,716,360            $50,845,000
 Net Asset Value,
 offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding).........     $      10.44          $       9.84            $     10.06

                                           See Notes to Financial Statements. 23

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                             PRINCIPAL            PRINCIPAL               PRINCIPAL
                            PROTECTION           PROTECTION              PROTECTION
                              FUND I               FUND II                FUND III
                         ----------------      -------------------   --------------------
                                                                         PERIOD FROM
                                                                        MARCH 1, 2000
                             SIX MONTH             SIX MONTH           (COMMENCEMENT OF
                            PERIOD ENDED          PERIOD ENDED           OPERATIONS)
                           APRIL 30, 2000        APRIL 30, 2000       TO APRIL 30, 2000
                            (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
                         ----------------      -------------------   --------------------
INVESTMENT INCOME:
Dividends ............      $   702,505           $   303,517             $     --
Interest .............        1,105,514             1,367,693              259,384
                            -----------           -----------             --------
                              1,808,019             1,671,210              259,384
Foreign taxes withheld
 on dividends ........             (875)                 (137)                  --
                            -----------           -----------             --------
     Total investment
     income...........        1,807,144             1,671,073              259,384
                            -----------           -----------             --------
INVESTMENT EXPENSES:
Investment advisory
 fees.................          547,588               314,895               12,086
Administrative
 services fees .......           84,244                54,073                4,834
Distribution plan fees
 - Class A ...........           26,950                13,506                1,564
Distribution plan fees
 - Class B ...........          550,982               365,030               31,567
Shareholder services
 fees - Class B ......          183,661               121,677               10,523
Printing and postage .            1,596                    --                  842
Custody fees .........           33,358                23,427                4,731
Transfer agent fees ..           84,102                40,288               18,000
Audit fees ...........           16,653                20,394                6,317
Directors' fees ......            1,773                 1,221                  496
Registration fees ....           27,883                32,493               15,636
Miscellaneous expenses          280,816               148,188                  193
                            -----------           -----------             --------
Expenses before
 reimbursement and
 waiver from
 Investment Adviser ..        1,839,606             1,135,192              106,789
Expense reimbursement
 and waiver from
 Investment Adviser ..          (31,796)              (30,388)             (40,958)
                            -----------           -----------             --------
     Net investment
     expenses.........        1,807,810             1,104,804               65,831
                            -----------           -----------             --------
Net investment income
 (loss)...............             (666)              566,269              193,553
                            -----------           -----------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments .........       (6,017,861)           (6,873,746)                  --
 Futures .............         (353,327)             (305,190)                  --
                            -----------           -----------             --------
     Net realized loss
     on investments ..       (6,371,188)           (7,178,936)                  --
                            -----------           -----------             --------
Net change in
 unrealized gain or
 loss on:
 Investments .........       11,337,330             4,664,161                   --
 Futures .............           56,827                66,459                   --
                            -----------           -----------             --------
     Net change in
     unrealized gain
     or loss on
     investments......       11,394,157             4,730,620                   --
                            -----------           -----------             --------
Net realized and
 change in unrealized
 gain or loss on
 investments..........        5,022,969            (2,448,316)                  --
                            -----------           -----------             --------
Net increase
 (decrease) in net
 assets resulting from
 operations...........      $ 5,022,303           $(1,882,047)            $193,553
                            ===========           ===========             ========

24 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              PRINCIPAL PROTECTION FUND I
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH        AUGUST 6, 1999
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 2000       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1999
                                          --------------   -------------------
FROM OPERATIONS:
Net investment income (loss) ...........  $       (666)       $    442,649
Net realized loss on investments........    (6,371,188)         (1,567,853)
Net change in unrealized gain or loss on
 investments............................    11,394,157           3,740,102
                                          ------------        ------------
 Net increase in net assets resulting
  from operations.......................     5,022,303           2,614,898
                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
 From net investment income.............      (136,092)                 --
Class B:
 From net investment income.............      (599,548)                 --
                                          ------------        ------------
 Decrease in net assets from
  distributions to shareholders.........      (735,640)                 --
                                          ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold..............        87,657          20,861,153
 Net asset value of shares issued upon
  reinvestment of distributions.........       129,949                  --
 Payments for shares redeemed...........      (862,482)           (143,490)
Class B:
 Proceeds from shares sold..............            --         142,404,291
 Net asset value of shares issued upon
  reinvestment of distributions.........       583,660                  --
 Payments for shares redeemed...........    (5,351,235)           (362,990)
                                          ------------        ------------
 Net increase (decrease) in net assets
  from fund share transactions..........    (5,412,451)        162,758,964
                                          ------------        ------------
Net change in net assets................    (1,125,788)        165,373,862

NET ASSETS:
Beginning of period.....................   165,373,862                  --
                                          ------------        ------------
End of period...........................  $164,248,074        $165,373,862
                                          ============        ============
End of period net assets includes
 undistributed (distributions in excess
 of) net investment income..............  $   (293,657)       $    442,649
                                          ============        ============
SHARE TRANSACTIONS:
Class A:
 Number of shares sold..................         8,432           2,079,001
 Number of shares issued upon
  reinvestment of distributions.........        12,271                  --
 Number of shares redeemed..............       (82,249)            (14,384)
                                          ------------        ------------
 Net increase (decrease)................       (61,546)          2,064,617
                                          ============        ============
Class B:
 Number of shares sold..................            --          14,203,802
 Number of shares issued upon
  reinvestment of distributions.........        55,166                  --
 Number of shares redeemed..............      (505,514)            (36,405)
                                          ------------        ------------
 Net increase (decrease)................      (450,348)         14,167,397
                                          ============        ============

                                           See Notes to Financial Statements. 25

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                             PRINCIPAL PROTECTION FUND II
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH        OCTOBER 7, 1999
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 2000       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1999
                                          --------------   -------------------
FROM OPERATIONS:
Net investment income ..................  $    566,269        $    25,434
Net realized loss on investments........    (7,178,936)                --
Net change in unrealized gain or loss on
 investments............................     4,730,620                 --
                                          ------------        -----------
 Net increase (decrease) in net assets
  resulting from operations.............    (1,882,047)            25,434
                                          ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
 From net investment income.............       (65,405)                --
Class B:
 From net investment income.............      (474,076)                --
                                          ------------        -----------
 Decrease in net assets from
  distributions to shareholders.........      (539,481)                --
                                          ------------        -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
 Proceeds from shares sold..............    11,124,504          2,076,588
 Net asset value of shares issued upon
  reinvestment of distributions.........        64,539                 --
 Payments for shares redeemed...........    (1,480,126)                --
Class B:
 Proceeds from shares sold..............    88,988,554         24,641,340
 Net asset value of shares issued upon
  reinvestment of distributions.........       464,733                 --
 Payments for shares redeemed...........    (1,837,017)          (328,132)
                                          ------------        -----------
 Net increase in net assets from fund
  share transactions....................    97,325,187         26,389,796
                                          ------------        -----------
Net change in net assets................    94,903,659         26,415,230

NET ASSETS:
Beginning of period.....................    26,415,230                 --
                                          ------------        -----------
End of period...........................  $121,318,889        $26,415,230
                                          ============        ===========
End of period net assets includes
 undistributed net investment income....  $     52,222        $    25,434
                                          ============        ===========
SHARE TRANSACTIONS:
Class A:
 Number of shares sold..................     1,106,686            207,499
 Number of shares issued upon
  reinvestment of distributions.........         6,333                 --
 Number of shares redeemed..............      (144,994)                --
                                          ------------        -----------
 Net increase...........................       968,025            207,499
                                          ============        ===========
Class B:
 Number of shares sold..................     8,860,007          2,462,302
 Number of shares issued upon
  reinvestment of distributions.........        45,607                 --
 Number of shares redeemed..............      (185,825)           (32,781)
                                          ------------        -----------
 Net increase...........................     8,719,789          2,429,521
                                          ============        ===========

26 See Notes to Financial Statements.

                                                          PRINCIPAL PROTECTION
                                                                FUND III
                                                         ----------------------
                                                              PERIOD FROM
                                                             MARCH 1, 2000
                                                            (COMMENCEMENT OF
                                                              OPERATIONS)
                                                           TO APRIL 30, 2000
                                                              (UNAUDITED)
                                                           -----------------
FROM OPERATIONS:
Net investment income .................................       $   193,553
                                                              -----------
 Net increase in net assets resulting from operations..           193,553
                                                              -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
  Proceeds from shares sold............................         6,537,859
  Payments for shares redeemed.........................            (1,250)
Class B:
  Proceeds from shares sold............................        50,813,662
  Payments for shares redeemed.........................          (133,349)
                                                              -----------
 Net increase in net assets from fund share
  transactions.........................................        57,216,922
                                                              -----------
Net change in net assets...............................        57,410,475

NET ASSETS:
Beginning of period....................................                --
                                                              -----------
End of period..........................................       $57,410,475
                                                              ===========
End of period net assets includes undistributed net
 investment income.....................................       $   193,553
                                                              ===========
SHARE TRANSACTIONS:
Class A:
  Number of shares sold................................           652,174
  Number of shares redeemed............................              (124)
                                                              -----------
 Net increase..........................................           652,050
                                                              ===========
Class B:
  Number of shares sold................................         5,069,700
  Number of shares redeemed............................           (13,276)
                                                              -----------
 Net increase..........................................         5,056,424
                                                              ===========

                                           See Notes to Financial Statements. 27

AETNA PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has it's own investment objective, policies and restrictions.

This report covers three funds, (each a Fund; collectively, the Funds) Aetna Principal Protection Fund I (PPF I), Aetna Principal Protection Fund II (PPF II) and Aetna Principal Protection Fund III (PPF III). Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. Each Funds' Guarantee is backed by an unconditional irrevocable guarantee from MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets.

              OFFERING             GUARANTEE         MATURITY
               PERIOD               PERIOD             DATE
               ------               ------             ----
PPF I*   08/06/99 - 10/06/99  10/07/99 - 10/06/04   10/06/04
PPF II*  10/07/99 - 12/20/99  12/21/99 - 12/20/04   12/20/04
PPF III  03/01/00 - 05/31/00  06/01/00 - 05/31/05   05/31/05
* Closed to new investors.


The Funds are authorized to offer two classes of shares, Class A and Class B. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares prior to the Maturity Date; distribution fees of 0.75%; service fees of 0.25%.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment advisor to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of each Fund have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in futures contracts on the S&P 500 Index and U.S. Treasury Securities as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 1999, and intends to meet the requirements for the current year. As such, the Funds are relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

AETNA PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

F. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. The advisory fee for each Fund is 0.25% of the Fund's average daily net assets during its Offering Period (see table in Section 1 - Organization) and 0.65% of each Fund's average daily net assets during its Guarantee Period.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

The Company has adopted a Shareholder Services Plan for the Class B shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A and Class B shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A and Class B shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with the Class A and Class B shares and service fees incurred in connection with the Class B shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated, through the Maturity Date, to reimburse the Funds for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements, will increase the Fund's total return. Actual expenses for the period ended April 30, 2000 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

--------------------------------------------------------------------------------
5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2000 were:

                                         COST OF PURCHASES   PROCEEDS FROM SALES
                                         -----------------   -------------------
PPF I                                      $318,134,228         $332,029,873
PPF II                                      281,050,187          164,178,905

6. CAPITAL LOSS CARRYFORWARDS

As of April 30, 2000, PPF I incurred a capital loss carryforward of $1,113,968. This capital loss carryforward may be used to offset future capital gains until October 31, 2007, at which time the carryforward will expire. It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforward.

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14.8 billion shares. Of those 14.8 billion shares, each Fund has been allocated 100 million shares each of Class A and Class B.

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS
PRINCIPAL PROTECTION FUND I
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH        AUGUST 6, 1999
                                           PERIOD ENDED       (COMMENCEMENT
                                          APRIL 30, 2000     OF OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 10.20             $ 10.00
                                           -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.02                0.07+
 Net realized and change in unrealized
  gain or loss on investments ..........      0.33                0.13
                                           -------             -------
   Total income from investment
    operations..........................      0.35                0.20
                                           -------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.07)                 --
                                           -------             -------
   Total distributions .................     (0.07)                 --
                                           -------             -------
Net asset value, end of period .........   $ 10.48             $ 10.20
                                           =======             =======

Total return ...........................      3.38%               1.39%*
Net assets, end of period (000's) ......   $21,001             $21,069
Ratio of net investment expenses to
 average net assets ....................      1.50%(1)            1.06%(1)
Ratio of net investment income to
 average net assets ....................      0.65%(1)            2.76%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.53%(1)            1.46%(1)
Portfolio turnover rate ................    195.64%              41.95%

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


32 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND I
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH        AUGUST 6, 1999
                                           PERIOD ENDED       (COMMENCEMENT
                                          APRIL 30, 2000     OF OPERATIONS)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...  $  10.19            $  10.00
                                          --------            --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................     (0.01)               0.05+
 Net realized and change in unrealized
  gain or loss on investments ..........      0.30                0.14
                                          --------            --------
   Total income from investment
    operations..........................      0.29                0.19
                                          --------            --------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.04)                 --
                                          --------            --------
   Total distributions .................     (0.04)                 --
                                          --------            --------
Net asset value, end of period .........  $  10.44            $  10.19
                                          ========            ========

Total return ...........................      2.86%               1.39%*
Net assets, end of period (000's) ......  $143,247            $144,305
Ratio of net investment expenses to
 average net assets ....................      2.25%(1)            1.80%(1)
Ratio of net investment income to
 average net assets ....................     (0.10)%(1)           2.01%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.28%(1)            2.21%(1)
Portfolio turnover rate ................    195.64%              41.95%

* Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 33

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL PROTECTION FUND II
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH        OCTOBER 7, 1999
                                           PERIOD ENDED       (COMMENCEMENT
                                          APRIL 30, 2000     OF OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 10.02             $10.00
                                           -------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.04               0.02+
 Net realized and change in unrealized
  gain or loss on investments ..........     (0.14)                --
                                           -------             ------
   Total income from investment
    operations..........................     (0.10)              0.02
                                           -------             ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.05)                --
                                           -------             ------
   Total distributions .................     (0.05)                --
                                           -------             ------
Net asset value, end of period .........   $  9.87             $10.02
                                           =======             ======

Total return* ..........................     (1.50)%               --
Net assets, end of period (000's) ......   $11,603             $2,079
Ratio of net investment expenses to
 average net assets ....................      1.36%(1)           0.58%(1)
Ratio of net investment income to
 average net assets ....................      1.72%(1)           3.85%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.42%(1)           6.47%(1)
Portfolio turnover rate ................    135.09%                --

* PPF II was in its accumulation period. Total return started to be calculated on December 21, 1999, the first day of the Guarantee Period.

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

34 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND II
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH        OCTOBER 7, 1999
                                           PERIOD ENDED       (COMMENCEMENT
                                          APRIL 30, 2000     OF OPERATIONS)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $  10.02            $ 10.00
                                           --------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.03               0.02+
 Net realized and change in unrealized
  gain or loss on investments ..........      (0.17)                --
                                           --------            -------
   Total income from investment
    operations..........................      (0.14)              0.02
                                           --------            -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.04)                --
                                           --------            -------
   Total distributions .................      (0.04)                --
                                           --------            -------
Net asset value, end of period .........   $   9.84            $ 10.02
                                           ========            =======

Total return* ..........................      (1.78)%               --
Net assets, end of period (000's) ......   $109,716            $24,336
Ratio of net investment expenses to
 average net assets ....................       2.11%(1)           1.30%(1)
Ratio of net investment income to
 average net assets ....................       0.97%(1)           3.12%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......       2.17%(1)           7.19%(1)
Portfolio turnover rate ................     135.09%                --

* PPF II was in its accumulation period. Total return started to be calculated on December 21, 1999, the first day of the Guarantee Period.

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 35

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                               (COMMENCEMENT
                                                              OF OPERATIONS)
                                                             TO APRIL 30, 2000
                         CLASS A                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.04
 Net realized and change in unrealized gain or loss on
  investments.............................................        0.03
                                                                ------
   Total income from investment operations ...............        0.07
                                                                ------
Net asset value, end of period ...........................      $10.07
                                                                ======

Total return* ............................................          --
Net assets, end of period (000's) ........................      $6,565
Ratio of net investment expenses to average net assets ...        0.71%(1)
Ratio of net investment income to average net assets .....        4.63%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        1.55%(1)

* PPF III is in its accumulation period. Total return will start to be calculated on June 1, 2000, the first day of the Guarantee Period.

(1) Annualized.

36 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND III
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                               (COMMENCEMENT
                                                              OF OPERATIONS)
                                                             TO APRIL 30, 2000
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $ 10.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................         0.03
 Net realized and change in unrealized gain or loss on
  investments.............................................         0.03
                                                                -------
   Total income from investment operations ...............         0.06
                                                                -------
Net asset value, end of period ...........................      $ 10.06
                                                                =======

Total return*.............................................           --
Net assets, end of period (000's) ........................      $50,845
Ratio of net investment expenses to average net assets ...         1.46%(1)
Ratio of net investment income to average net assets .....         3.88%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................         2.30%(1)

* PPF III is in its accumulation period. Total return will start to be calculated on June 1, 2000, the first day of the Guarantee Period.

(1) Annualized.

                                           See Notes to Financial Statements. 37